Fresh Start Reporting - Cumulative impact of reorganization adjustments (Details) - USD ($)	5 Months Ended	7 Months Ended
	Jan. 31, 2021	Aug. 27, 2020	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Dec. 31, 2019	Feb. 01, 2019	Jan. 31, 2019
Fresh-Start Adjustment [Line Items]
Net impact on Accumulated deficit				$ (45,400,976)	$ (87,141,777)		$ (14,682,592)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Fresh-Start Adjustment [Line Items]
Gain on settlement of Liabilities Subject to Compromise	$ 3,339,191,000	$ 3,339,191,000
Professional success fees paid upon Effective Date	(21,400,000)
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032,000)
Net impact on Accumulated deficit	(93,722,000)		$ (131,127,000)			$ (2,761,499,000)		$ (1,912,294,000)	$ (1,910,846,000)
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) | Reorganization Adjustments
Fresh-Start Adjustment [Line Items]
Gain on settlement of Liabilities Subject to Compromise	3,339,191,000
Provision for income taxes	(4,377,000)
Professional success fees paid upon Effective Date	(21,400,000)
Exit Facility and DIP Facility rollover financing costs paid upon Effective Date	(5,032,000)
Cancellation of predecessor shares and additional paid in capital	221,000
Net impact on Accumulated deficit	$ 3,308,603,000